Related Party Transactions - Balance Related to Related Parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2019	Mar. 31, 2018 [1]	Mar. 25, 2017 [1]
Expenses incurred:
Management fees to related parties	$ 61	$ 173	$ 202
Consultant fees to a related party	231	43	197
Expense reimbursement to a related party	167	315	234
Interest expense on cash advance received from controlling shareholder	455	491	217
Compensation paid to a related party	385	379	87
Accounts payable to related parties	142	5	77
Interest payable on cash advance received from controlling shareholder	$ 90	$ 27	$ 32

[1]	Recast (refer to note 1)